Acquisition of 374Water Inc fka PowerVerde Inc (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Acquisition of 374Water Inc fka PowerVerde Inc
Schedule Of Assets And Liabilities Were Assumed
Cash	$29,536
Prepaid expense	14,483
Accounts Receivable	1,000
Total assets acquired	45,019

Accounts payable	(46,150)
Accrued expenses	(83,094)
Total liabilities assumed	$(129,244)

Net liabilities assumed	$(84,225)

Cash	$29,536
Prepaid expense	14,483
Accounts Receivable	1,000
Total assets acquired	45,019

Accounts payable	(46,150)
Accrued expenses	(83,094)
Total liabilities assumed	$(129,244)

Net liabilities assumed	$(84,225)